Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Mar. 08, 2021 USD ($) $ / shares
Subsequent Events (Details) [Line Items]
Aggregate amount | $	$ 10.2
Dividend distribution price per share | $ / shares	$ 0.21